Investments in Associates and Joint Ventures - Summary of Sale of Beacon's Meralco Shares to MPIC (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions							12 Months Ended
	Jul. 31, 2018	Dec. 18, 2017	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Abstract]
Number of Shares Sold					112,710,000	56,350,000
% of Meralco Shareholdings Sold					10.00%	5.00%
Price Per Share					₱ 235.00	₱ 235.00
Total consideration	₱ 1,152	₱ 1,294	₱ 21,800	₱ 26,200	₱ 26,487	₱ 13,243
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares			₱ 4,962	₱ 4,962	₱ 2,838	₱ 1,418	₱ 144	₱ 6,512	₱ 7,365